Advances to Suppliers (Tables)	12 Months Ended
Jun. 30, 2025
Advances to Suppliers [Abstract]
Schedule of Allowance for Credit Loss for the Advances to Suppliers
	As of June 30,
	2025	2024
Advances to suppliers
- third parties	$13,412,095	$12,697,192
- related parties	455,079	-
Less: allowance for credit losses	-	-
Advances to suppliers, net	$13,867,174	$12,697,192